RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of restricted cash

As at	December 31, 2018	December 31, 2017
Cash collateral relating to rehabilitation performance guarantees	$20,631	$20,414
Other restricted cash	1,559	1,779
	$22,190	$22,193